CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Nov. 30, 2020
Expected Dividend As Percentage Of Fair Value
Schedule of Convertible Debentures
	Liability component	Equity component	Total
	$	$	$
Balance, November 30, 2018	-	-	-
Cash received	2,930,477	595,991	3,526,468
Deferred income tax liability	-	(160,917)	(160,917)
Interest expense and accretion	259,885	-	259,885
Settlement of convertible debentures	(1,795,455)	(244,890)	(2,040,345)
Reallocation of interest to accounts payable	(25,156)	-	(25,156)
Currency translation adjustment	18,651	-	18,651

Balance, November 30, 2019	1,388,402	190,184	1,578,586
Interest expense and accretion	83,140	-	83,140
Settlement of convertible debentures	(961,186)	(134,198)	(1,095,384)
Reallocation of interest to accounts payable	(21,079)	-	(21,079)
Currency translation adjustment	42,242	-	42,242

Balance, November 30, 2020	531,519	55,986	587,505